UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2011 essentially flat while Europe and Asia were both down for the year. A weak recovery in the U.S. economy and markets continued, but was impeded by the European financial crisis.

During the first quarter of 2011, Japan was hit by a large earthquake and tsunami which caused tremendous damage including to the Fukushima nuclear power plant. Averting a government shutdown, the U.S. Congress passed an emergency spending bill containing $4 billion in cuts. During the second quarter, both Greece and Italy received credit rating downgrades while the U.S. credit rating outlook was revised to negative. The EU and IMF agreed on a bailout for Portugal. Osama Bin Laden was killed in a U.S. raid. The financial markets turned negative during the third quarter. The U.S. sovereign debt rating was downgraded by S&P. EU leaders agreed on a new €109 billion bailout of Greece. The Fed indicated its intention to keep rates at low level at least through mid-2013. The fourth quarter started much more positively with better than expected manufacturing and services growth. Vehicle sales and construction spending also rose more than expected. Greek PM Papandreou and Italian PM Berlusconi both resigned.

Some relevant 2011 market statistics: The U.S. unemployment rate went from 9.4% down to 8.5%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $76 to $114 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 14.6 in April and 48.0 in August.

The Maxim Stock Index Portfolio (Initial Class shares) increased 1.2% on a total return basis for the period ended December 31, 2011. Separately, the S&P 500 Index gained 2.1% and the S&P Midcap 400 Index declined 1.7%. The large cap space outperformed the small cap space with the Russell 2000 and S&P SmallCap 600 indexes ending the year 4.2% lower and 1.0% higher, respectively. For the S&P indexes, the mid cap space slightly underperformed both the large cap space and the small cap space. In the Russell 1000 style indexes, growth outperformed value during 2011.

Seven out of ten sectors of the S&P 900 Index increased in 2011. Utilities experienced the best performance, rising 19.4%. Financials was the worst performing sector, declining 15.5%. At the single stock level, Cabot Oil & Gas was the best performing name in the S&P 900 Index, gaining 101.0%. Unfortunately, Cabot Oil & Gas carried a small weight in the index and its contribution to performance was only 3 basis points. Exxon Mobil contributed the most to performance. The stock was up 18.7% including dividends in 2011 and added 0.6% of positive performance. Eastman Kodak was the worst performing stock, dropping 79.3% while only contributing 1 basis point of negative performance. Bank of America had the largest negative contribution to performance in the S&P 900 Index, declining 58.1% and contributed 0.6% of negative performance.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	S&P 500® Index	S&P MidCap 400® Index
	10,000.00	10,000.00	10,000.00	10,000.00
2002	7,806.00	7,858.13	7,790.00	8,547.00
2003	10,023.68	10,161.26	10,024.55	11,591.30
2004	11,100.23	11,318.02	11,115.23	13,501.55
2005	11,657.46	11,951.66	11,660.98	15,197.35
2006	13,369.94	13,780.40	13,502.72	16,765.41
2007	14,057.16	14,568.32	14,244.56	18,103.12
2008	8,819.46	9,188.39	8,974.36	11,544.18
2009	11,179.55	11,709.94	11,348.97	15,859.39
2010	12,910.14	13,595.86	13,058.51	20,084.34
2011	13,066.35	13,835.74	13,334.05	19,736.88

*The Composite Index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	1.21%	-0.46%	2.71%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	3.42%
Communications	10.05%
Consumer, Cyclical	9.23%
Consumer, Non-cyclical	22.13%
Diversified	0.03%
Energy	11.68%
Financial	13.75%
Industrial	11.38%
Short Term Investments	0.88%
Technology	13.51%
Utilities	3.94%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 – 12/31/11)

Actual	$1,000.00	$955.20	$2.93

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer &

Treasurer

2008 (as Treasurer and

Investment Operations

Compliance Officer)

2010 (as Chief Financial

Officer, Treasurer, and

Investment Operations

Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 3.42%
4,632	Air Products & Chemicals Inc	$	394,600
1,439	Airgas Inc		112,357
2,052	Albemarle Corp		105,699
23,226	Alcoa Inc		200,905
2,294	Allegheny Technologies Inc		109,653
1,764	Ashland Inc		100,830
1,444	Cabot Corp		46,410
1,022	Carpenter Technology Corp		52,613
1,431	CF Industries Holdings Inc		207,466
3,221	Cliffs Natural Resources Inc		200,829
2,583	Commercial Metals Co		35,723
770	Compass Minerals International Inc		53,015
1,142	Cytec Industries Inc		50,990
834	Domtar Corp		66,687
25,768	Dow Chemical Co		741,088
832	DST Systems Inc		37,873
2,977	Eastman Chemical Co		116,282
6,514	Ecolab Inc		376,574
20,178	EI du Pont de Nemours & Co		923,749
1,605	FMC Corp		138,094
20,498	Freeport-McMoRan Copper & Gold Inc		754,121
1,769	International Flavors & Fragrances Inc		92,731
9,385	International Paper Co		277,796
1,088	Intrepid Potash Inc (a)		24,621
3,718	MeadWestvaco Corp		111,354
408	Minerals Technologies Inc		23,064
11,570	Monsanto Co		810,710
6,463	Mosaic Co		325,929
220	NewMarket Corp		43,584
10,684	Newmont Mining Corp		641,147
6,966	Nucor Corp		275,645
1,792	Olin Corp		35,213
3,449	PPG Industries Inc		287,957
6,532	Praxair Inc		698,271
1,647	Reliance Steel & Aluminum Co		80,192
2,967	RPM International Inc		72,840
1,118	Sensient Technologies Corp		42,372
1,881	Sherwin-Williams Co		167,917
2,645	Sigma-Aldrich Corp		165,207
5,059	Steel Dynamics Inc		66,526
1,938	Titanium Metals Corp		29,031
3,239	United States Steel Corp (b)		85,704
2,130	Valspar Corp		83,006
2,895	Vulcan Materials Co (b)		113,918

			9,380,293

Communications — 10.05%
1,526	ADTRAN Inc		46,024
7,957	Amazon.com Inc (a)		1,377,357
1,240	AMC Networks Inc Class A (a)		46,599
8,542	American Tower Corp		512,605
2,234	AOL Inc (a)		33,733
129,611	AT&T Inc (c)		3,919,437
4,730	Cablevision Systems Corp Class A		67,261

Shares			Value

Communications — (continued)
14,427	CBS Corp Class B	$	391,549
13,351	CenturyLink Inc		496,657
2,101	Ciena Corp (a)		25,422
117,604	Cisco Systems Inc		2,126,280
59,551	Comcast Corp Class A		1,411,954
34,361	Corning Inc		446,006
15,438	DIRECTV Class A (a)		660,129
5,876	Discovery Communications Inc Class A (a)		240,740
25,028	eBay Inc (a)		759,099
1,025	Equinix Inc (a)		103,935
2,154	Expedia Inc (a)		62,509
1,796	F5 Networks Inc (a)		190,591
967	Factset Research Systems Inc		84,400
21,778	Frontier Communications Corp		112,157
5,571	Gannett Co Inc		74,484
1,165	General Cable Corp (a)		29,137
5,525	Google Inc Class A (a)(c)		3,568,597
2,537	Harris Corp		91,433
10,805	Interpublic Group of Cos Inc		105,133
5,046	JDS Uniphase Corp (a)		52,680
979	John Wiley & Sons Inc Class A		43,468
11,437	Juniper Networks Inc (a)		233,429
1,319	Lamar Advertising Co Class A (a)(b)		36,272
6,480	McGraw-Hill Cos Inc		291,406
808	Meredith Corp (b)		26,381
5,697	MetroPCS Communications Inc (a)		49,450
5,777	Motorola Mobility Holdings Inc (a)		224,148
6,268	Motorola Solutions Inc		290,146
1,153	Netflix Inc (a)(b)		79,891
1,710	NeuStar Inc Class A (a)		58,431
2,491	New York Times Co Class A (a)		19,255
47,982	News Corp Class A		855,999
6,002	Omnicom Group Inc		267,569
1,110	Plantronics Inc		39,560
3,846	Polycom Inc (a)		62,690
1,087	priceline.com Inc (a)		508,401
2,158	Rackspace Hosting Inc (a)		92,816
6,226	RF Micro Devices Inc (a)		33,620
436	Scholastic Corp		13,067
2,022	Scripps Networks Interactive Inc Class A		85,773
66,083	Sprint Nextel Corp (a)		154,634
16,123	Symantec Corp (a)		252,325
2,113	Telephone & Data Systems Inc (b)		54,706
8,863	Tellabs Inc		35,806
3,693	TIBCO Software Inc (a)		88,300
7,019	Time Warner Cable Inc		446,198
21,900	Time Warner Inc		791,466
2,154	TripAdvisor Inc (a)		54,302
3,199	tw telecom inc (a)		61,997
1,747	ValueClick Inc (a)		28,459
3,633	VeriSign Inc		129,771
61,920	Verizon Communications Inc (c)		2,484,230
12,082	Viacom Inc Class B		548,644
39,305	Walt Disney Co		1,473,937
107	Washington Post Co Class B		40,319
12,731	Windstream Corp		149,462

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Communications — (continued)
27,237	Yahoo! Inc (a)	$	439,333

			27,581,569

Consumer, Cyclical — 9.23%
906	99 Cents Only Stores (a)		19,887
1,850	Abercrombie & Fitch Co Class A		90,354
1,642	Advance Auto Parts Inc		114,332
1,728	Aeropostale Inc (a)		26,352
844	Alaska Air Group Inc (a)		63,376
4,240	American Eagle Outfitters Inc		64,830
1,031	Ann Inc (a)		25,548
2,622	Arrow Electronics Inc (a)		98,089
1,541	Ascena Retail Group Inc (a)		45,799
1,097	AutoNation Inc (a)		40,446
640	AutoZone Inc (a)		207,981
922	Bally Technologies Inc (a)		36,474
1,035	Barnes & Noble Inc (a)(b)		14,987
5,266	Bed Bath & Beyond Inc (a)		305,270
6,472	Best Buy Co Inc		151,251
1,348	Big Lots Inc (a)		50,900
617	Bob Evans Farms Inc		20,694
2,376	BorgWarner Inc (a)		151,446
1,678	Brinker International Inc		44,903
4,997	CarMax Inc (a)		152,309
9,956	Carnival Corp		324,964
1,370	Cheesecake Factory Inc (a)		40,210
3,891	Chico’s FAS Inc		43,346
677	Chipotle Mexican Grill Inc (a)		228,650
2,465	Cintas Corp		85,807
6,229	Coach Inc		380,218
1,368	Collective Brands Inc (a)(b)		19,658
1,313	Copart Inc (a)		62,880
9,470	Costco Wholesale Corp		789,040
28,477	CVS Caremark Corp		1,161,292
2,865	Darden Restaurants Inc		130,587
841	Deckers Outdoor Corp (a)		63,554
2,098	Dick’s Sporting Goods Inc		77,374
2,653	Dollar Tree Inc (a)		220,491
5,974	DR Horton Inc		75,332
1,653	DreamWorks Animation SKG Inc Class A (a)(b)		27,432
2,562	Family Dollar Stores Inc		147,725
6,330	Fastenal Co (b)		276,051
3,419	Foot Locker Inc		81,509
82,236	Ford Motor Co (a)		884,859
1,129	Fossil Inc (a)		89,597
3,027	GameStop Corp Class A (a)		73,042
7,659	Gap Inc		142,074
3,416	Genuine Parts Co		209,059
5,235	Goodyear Tire & Rubber Co (a)		74,180
1,528	Guess? Inc		45,565
2,091	Hanesbrands Inc (a)		45,709
5,237	Harley-Davidson Inc		203,562
1,588	Harman International Industries Inc		60,408
2,671	Hasbro Inc		85,178
1,216	Herman Miller Inc		22,435
1,006	HNI Corp		26,257
33,874	Home Depot Inc		1,424,063

Shares			Value

Consumer, Cyclical — (continued)
868	HSN Inc	$	31,474
3,637	Ingram Micro Inc Class A (a)		66,157
6,678	International Game Technology		114,862
779	International Speedway Corp Class A		19,748
3,180	JC Penney Co Inc		111,777
4,495	JetBlue Airways Corp (a)(b)		23,374
14,852	Johnson Controls Inc		464,274
1,482	KB Home (b)		9,959
5,549	Kohl’s Corp		273,843
3,553	Lennar Corp Class A (b)		69,816
994	Life Time Fitness Inc (a)		46,470
3,241	LKQ Corp (a)		97,489
27,230	Lowe’s Cos Inc		691,097
5,312	Ltd Brands Inc		214,339
9,177	Macy’s Inc		295,316
6,173	Marriott International Inc Class A		180,066
7,553	Mattel Inc		209,671
22,361	McDonald’s Corp		2,243,479
726	MDC Holdings Inc		12,799
1,281	Mohawk Industries Inc (a)		76,668
1,013	MSC Industrial Direct Co Inc Class A		72,480
6,512	Newell Rubbermaid Inc		105,169
8,216	NIKE Inc Class B		791,776
3,501	Nordstrom Inc		174,035
114	NVR Inc (a)		78,204
2,809	O’Reilly Automotive Inc (a)		224,580
6,803	Office Depot Inc (a)		14,626
2,034	Oshkosh Corp (a)		43,487
1,474	Owens & Minor Inc		40,962
7,984	PACCAR Inc		299,161
650	Panera Bread Co Class A (a)		91,942
2,388	PetSmart Inc		122,481
1,455	Polaris Industries Inc		81,451
7,860	PulteGroup Inc (a)		49,597
1,494	PVH Corp		105,312
1,967	RadioShack Corp		19,100
1,396	Ralph Lauren Corp		192,760
1,230	Regis Corp		20,357
5,080	Ross Stores Inc		241,452
3,307	Saks Inc (a)(b)		32,243
1,815	Scientific Games Corp Class A (a)		17,606
798	Sears Holdings Corp (a)(b)		25,360
1,885	Signet Jewelers Ltd		82,865
17,181	Southwest Airlines Co		147,069
15,519	Staples Inc		215,559
16,129	Starbucks Corp		742,095
4,113	Starwood Hotels & Resorts Worldwide Inc		197,301
14,605	Target Corp		748,068
995	Thor Industries Inc		27,293
2,725	Tiffany & Co		180,558
8,223	TJX Cos Inc		530,795
3,279	Toll Brothers Inc (a)		66,957
1,510	Tractor Supply Co		105,926
745	Under Armour Inc Class A (a)(b)		53,484
2,753	Urban Outfitters Inc (a)		75,873
1,861	VF Corp		236,328
38,101	Wal-Mart Stores Inc		2,276,916

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Consumer, Cyclical — (continued)
19,571	Walgreen Co	$	647,017
983	Warnaco Group Inc (a)		49,189
681	Watsco Inc		44,714
6,654	Wendy’s Co		35,665
1,732	Whirlpool Corp		82,183
2,385	Williams-Sonoma Inc		91,823
1,417	WMS Industries Inc (a)		29,077
1,540	World Fuel Services Corp		64,649
1,338	WW Grainger Inc		250,460
3,477	Wyndham Worldwide Corp		131,535
1,761	Wynn Resorts Ltd		194,573
10,028	Yum! Brands Inc		591,752

			25,343,879

Consumer, Non-cyclical — 22.13%
1,553	Aaron’s Inc		41,434
34,071	Abbott Laboratories		1,915,812
8,023	Aetna Inc		338,490
6,670	Allergan Inc		585,226
1,078	Alliance Data Systems Corp (a)		111,940
44,857	Altria Group Inc		1,330,010
769	American Greetings Corp Class A		9,620
1,108	AMERIGROUP Corp (a)		65,461
5,774	AmerisourceBergen Corp		214,735
17,235	Amgen Inc		1,106,659
2,712	Apollo Group Inc Class A (a)		146,095
14,570	Archer-Daniels-Midland Co		416,702
10,576	Automatic Data Processing Inc		570,892
2,384	Avery Dennison Corp		68,373
9,371	Avon Products Inc		163,711
12,284	Baxter International Inc		607,812
3,416	Beam Inc		175,002
4,684	Becton Dickinson & Co		349,988
464	Bio-Rad Laboratories Inc Class A (a)		44,563
5,288	Biogen Idec Inc (a)		581,944
33,252	Boston Scientific Corp (a)		177,566
36,938	Bristol-Myers Squibb Co		1,301,695
2,153	Brown-Forman Corp Class B		173,338
3,983	Campbell Soup Co		132,395
7,416	Cardinal Health Inc		301,164
4,867	CareFusion Corp (a)		123,671
1,130	Catalyst Health Solutions Inc (a)		58,760
9,712	Celgene Corp (a)		656,531
1,077	Charles River Laboratories International Inc (a)		29,434
3,058	Church & Dwight Co Inc		139,934
6,241	Cigna Corp		262,122
2,899	Clorox Co		192,957
49,792	Coca-Cola Co (c)		3,483,946
7,060	Coca-Cola Enterprises Inc		182,007
10,529	Colgate-Palmolive Co		972,774
2,164	Community Health Systems Inc (a)		37,762
9,109	ConAgra Foods Inc		240,478
3,786	Constellation Brands Inc Class A (a)		78,257
2,782	Convergys Corp (a)		35,526
1,073	Cooper Cos Inc		75,668
2,615	CoreLogic Inc (a)		33,812

Shares			Value

Consumer, Non-cyclical — (continued)
1,720	Corn Products International Inc	$	90,455
732	Corporate Executive Board Co		27,889
2,252	Corrections Corp of America (a)		45,873
1,338	Covance Inc (a)		61,173
3,346	Coventry Health Care Inc (a)		101,618
10,652	Covidien PLC		479,447
1,893	CR Bard Inc		161,852
2,072	DaVita Inc (a)		157,078
3,943	Dean Foods Co (a)		44,162
1,092	Deluxe Corp		24,854
3,035	DENTSPLY International Inc		106,195
1,364	DeVry Inc		52,459
4,808	Dr Pepper Snapple Group Inc		189,820
2,525	Edwards Lifesciences Corp (a)		178,518
22,041	Eli Lilly & Co		916,024
2,503	Endo Pharmaceuticals Holdings Inc (a)		86,429
2,654	Equifax Inc		102,816
2,427	Estee Lauder Cos Inc Class A		272,601
10,531	Express Scripts Inc (a)		470,630
2,451	Flowers Foods Inc		46,520
5,877	Forest Laboratories Inc (a)		177,838
875	FTI Consulting Inc (a)		37,118
2,119	Gartner Inc (a)		73,678
1,035	Gen-Probe Inc (a)		61,189
13,967	General Mills Inc		564,406
16,677	Gilead Sciences Inc (a)		682,590
1,750	Global Payments Inc		82,915
2,830	Green Mountain Coffee Roasters Inc (a)		126,926
6,836	H&R Block Inc		111,632
1,695	Hansen Natural Corp (a)		156,177
5,893	Health Management Associates Inc Class A (a)		43,431
2,060	Health Net Inc (a)		62,665
2,065	Henry Schein Inc (a)		133,048
3,312	Hershey Co		204,615
1,471	Hill-Rom Holdings Inc		49,558
7,029	HJ Heinz Co		379,847
1,841	HMS Holdings Corp (a)		58,875
5,847	Hologic Inc (a)		102,381
2,986	Hormel Foods Corp		87,460
3,511	Hospira Inc (a)		106,629
3,586	Humana Inc		314,169
1,279	IDEXX Laboratories Inc (a)		98,432
858	Intuitive Surgical Inc (a)		397,263
4,065	Iron Mountain Inc		125,202
498	ITT Educational Services Inc (a)(b)		28,331
2,519	JM Smucker Co		196,910
59,730	Johnson & Johnson (c)		3,917,093
5,460	Kellogg Co		276,112
8,467	Kimberly-Clark Corp		622,833
1,254	Korn/Ferry International (a)		21,393
38,641	Kraft Foods Inc Class A		1,443,628
13,237	Kroger Co		320,600
2,178	Laboratory Corp of America Holdings (a)		187,243
405	Lancaster Colony Corp (b)		28,083
2,033	Lender Processing Services Inc		30,637
4,008	Life Technologies Corp (a)		155,951

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Consumer, Non-cyclical — (continued)
1,102	LifePoint Hospitals Inc (a)	$	40,939
2,116	Lincare Holdings Inc		54,402
2,982	Lorillard Inc		339,948
1,805	Manpower Inc		64,529
1,355	Masimo Corp (a)		25,318
2,308	Mastercard Inc Class A		860,469
652	Matthews International Corp Class A		20,492
2,904	McCormick & Co Inc		146,420
5,310	McKesson Corp		413,702
4,390	Mead Johnson Nutrition Co Class A		301,725
8,314	Medco Health Solutions Inc (a)		464,753
1,273	Medicis Pharmaceutical Corp Class A		42,327
1,048	Mednax Inc (a)		75,466
22,838	Medtronic Inc		873,553
66,780	Merck & Co Inc (c)		2,517,606
3,475	Molson Coors Brewing Co Class B		151,302
3,135	Monster Worldwide Inc (a)		24,861
4,488	Moody’s Corp		151,156
9,106	Mylan Inc (a)		195,415
2,415	Omnicare Inc		83,197
2,113	Patterson Cos Inc		62,376
7,000	Paychex Inc		210,770
34,304	PepsiCo Inc (c)		2,276,070
2,039	Perrigo Co		198,395
168,150	Pfizer Inc (c)		3,638,766
38,081	Philip Morris International Inc (c)		2,988,597
60,175	Procter & Gamble Co (c)		4,014,274
4,649	Quanta Services Inc (a)		100,139
3,466	Quest Diagnostics Inc		201,236
1,163	Ralcorp Holdings Inc (a)		99,437
1,643	Regeneron Pharmaceuticals Inc (a)(b)		91,071
1,253	Rent-A-Center Inc		46,361
3,323	ResMed Inc (a)		84,404
7,270	Reynolds American Inc		301,123
3,263	Robert Half International Inc		92,865
1,332	Rollins Inc		29,597
4,011	RR Donnelley & Sons Co (b)		57,879
906	Ruddick Corp		38,632
7,684	Safeway Inc		161,671
5,991	SAIC Inc (a)		73,629
12,631	Sara Lee Corp		238,979
1,053	Scotts Miracle-Gro Co Class A (b)		49,165
3,214	SEI Investments Co		55,763
5,367	Service Corp International		57,159
3,691	Smithfield Foods Inc (a)		89,617
1,487	Sotheby’s		42,424
7,195	St Jude Medical Inc		246,788
1,387	STERIS Corp		41,360
264	Strayer Education Inc (b)		25,658
7,111	Stryker Corp		353,488
5,007	SUPERVALU Inc (b)		40,657
12,747	Sysco Corp		373,870
833	Techne Corp		56,861
861	Teleflex Inc		52,771
9,706	Tenet Healthcare Corp (a)		49,792

Shares			Value

Consumer, Non-cyclical — (continued)
1,335	Thoratec Corp (a)	$	44,803
491	Tootsie Roll Industries Inc		11,622
3,579	Total System Services Inc		70,005
1,052	Towers Watson & Co Class A		63,046
1,338	Tupperware Brands Corp		74,888
6,463	Tyson Foods Inc Class A		133,396
1,301	United Rentals Inc (a)(b)		38,445
1,198	United Therapeutics Corp (a)		56,606
23,299	UnitedHealth Group Inc		1,180,793
528	Universal Corp		24,267
2,179	Universal Health Services Inc Class B		84,676
1,080	Valassis Communications Inc (a)(b)		20,768
2,542	Varian Medical Systems Inc (a)		170,644
2,121	VCA Antech Inc (a)		41,890
4,481	Vertex Pharmaceuticals Inc (a)		148,814
11,072	Visa Inc Class A		1,124,140
2,794	Watson Pharmaceuticals Inc (a)		168,590
943	WellCare Health Plans Inc (a)		49,508
7,611	WellPoint Inc		504,229
13,772	Western Union Co		251,477
3,469	Whole Foods Market Inc		241,373
4,086	Zimmer Holdings Inc (a)		218,274

			60,729,015

Diversified — 0.03%
4,194	Leucadia National Corp		95,372

Energy — 11.68%
5,050	Alpha Natural Resources Inc (a)		103,172
10,765	Anadarko Petroleum Corp		821,692
8,302	Apache Corp		751,995
4,737	Arch Coal Inc		68,734
1,180	Atwood Oceanics Inc (a)		46,952
9,520	Baker Hughes Inc		463,053
1,045	Bill Barrett Corp (a)		35,603
2,228	Cabot Oil & Gas Corp		169,105
5,339	Cameron International Corp (a)		262,625
434	CARBO Ceramics Inc (b)		53,525
14,244	Chesapeake Energy Corp		317,499
43,560	Chevron Corp (c)		4,634,784
1,872	Cimarex Energy Co		115,877
1,017	Comstock Resources Inc (a)		15,560
29,049	ConocoPhillips		2,116,801
4,854	Consol Energy Inc		178,142
8,911	Denbury Resources Inc (a)		134,556
8,837	Devon Energy Corp		547,894
1,557	Diamond Offshore Drilling Inc (b)		86,040
1,810	Dresser-Rand Group Inc (a)		90,337
705	Dril-Quip Inc (a)		46,403
16,579	El Paso Corp		440,504
1,581	Energen Corp		79,050
5,876	EOG Resources Inc		578,845
3,267	EQT Corp		178,999
104,850	Exxon Mobil Corp (c)		8,887,086
5,228	FMC Technologies Inc (a)		273,058
2,618	Forest Oil Corp (a)		35,474
20,064	Halliburton Co		692,409

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Energy — (continued)
2,385	Helix Energy Solutions Group Inc (a)	$	37,683
2,318	Helmerich & Payne Inc		135,279
6,613	Hess Corp		375,618
4,650	HollyFrontier Corp		108,810
15,385	Marathon Oil Corp		450,319
7,659	Marathon Petroleum Corp		254,968
4,253	Murphy Oil Corp		237,062
6,496	Nabors Industries Ltd (a)		112,641
9,154	National Oilwell Varco Inc		622,381
2,873	Newfield Exploration Co (a)		108,398
5,479	Noble Corp		165,575
3,883	Noble Energy Inc		366,516
1,208	Northern Oil & Gas Inc (a)		28,968
17,755	Occidental Petroleum Corp		1,663,644
2,376	Oceaneering International Inc		109,605
1,162	Oil States International Inc (a)		88,742
2,210	ONEOK Inc		191,585
1,750	Patriot Coal Corp (a)		14,823
3,538	Patterson-UTI Energy Inc		70,689
5,975	Peabody Energy Corp		197,832
2,561	Pioneer Natural Resources Co		229,158
3,177	Plains Exploration & Production Co (a)		116,659
3,856	QEP Resources Inc		112,981
2,615	Quicksilver Resources Inc (a)		17,547
3,521	Range Resources Corp		218,091
2,736	Rowan Cos Inc (a)		82,983
29,245	Schlumberger Ltd		1,997,726
1,368	SM Energy Co		100,001
7,481	Southwestern Energy Co (a)		238,943
14,199	Spectra Energy Corp		436,619
2,269	Sunoco Inc		93,074
1,835	Superior Energy Services Inc (a)(b)		52,187
3,230	Tesoro Corp (a)		75,453
871	Unit Corp (a)		40,414
12,300	Valero Energy Corp		258,915
12,682	Williams Cos Inc		418,760

			32,056,423

Financial — 13.74%
7,400	Ace Ltd		518,888
1,164	Affiliated Managers Group Inc (a)		111,686
10,227	Aflac Inc		442,420
1,372	Alexandria Real Estate Equities Inc REIT		94,627
11,108	Allstate Corp		304,470
1,532	American Campus Communities Inc REIT		64,283
22,107	American Express Co		1,042,787
1,592	American Financial Group Inc		58,729
9,505	American International Group Inc (a)		220,516
5,062	Ameriprise Financial Inc		251,278
7,032	Aon Corp		329,098
2,603	Apartment Investment & Management Co REIT Class A		59,635
4,741	Apollo Investment Corp		30,532
2,507	Arthur J Gallagher & Co		83,834

Shares			Value

Financial — (continued)
1,526	Aspen Insurance Holdings Ltd	$	40,439
3,642	Associated Banc-Corp		40,681
1,979	Assurant Inc		81,258
1,723	Astoria Financial Corp		14,628
2,069	AvalonBay Communities Inc REIT		270,211
1,535	BancorpSouth Inc (b)		16,916
221,684	Bank of America Corp		1,232,563
1,030	Bank of Hawaii Corp		45,825
26,617	Bank of New York Mellon Corp		529,944
15,014	BB&T Corp		377,902
38,452	Berkshire Hathaway Inc Class B (a)(c)		2,933,888
2,160	BlackRock Inc Class A		384,998
3,223	Boston Properties Inc REIT		321,011
1,631	BRE Properties Inc REIT		82,333
2,491	Brown & Brown Inc		56,371
1,511	Camden Property Trust REIT		94,045
10,041	Capital One Financial Corp		424,634
1,805	Cathay General Bancorp		26,949
7,146	CBRE Group Inc Class A (a)		108,762
23,712	Charles Schwab Corp		266,997
6,163	Chubb Corp		426,603
3,534	Cincinnati Financial Corp		107,646
63,944	Citigroup Inc		1,682,367
1,075	City National Corp		47,493
1,466	CME Group Inc		357,220
4,417	Comerica Inc		113,959
1,732	Commerce Bancshares Inc		66,024
1,425	Corporate Office Properties Trust REIT (b)		30,295
1,416	Cullen/Frost Bankers Inc		74,921
11,739	Discover Financial Services		281,736
5,754	Duke Realty Corp REIT		69,336
5,586	E*Trade Financial Corp (a)		44,465
3,140	East West Bancorp Inc		62,015
2,556	Eaton Vance Corp		60,424
1,040	Equity One Inc REIT		17,659
6,502	Equity Residential REIT		370,809
697	Essex Property Trust Inc REIT		97,935
1,172	Everest Re Group Ltd		98,553
1,357	Federal Realty Investment Trust REIT		123,148
2,023	Federated Investors Inc Class B		30,648
4,944	Fidelity National Financial Inc Class A		78,758
19,735	Fifth Third Bancorp		251,029
2,615	First American Financial Corp		33,132
5,533	First Horizon National Corp		44,264
6,779	First Niagara Financial Group Inc		58,503
2,314	FirstMerit Corp		35,011
3,151	Franklin Resources Inc		302,685
4,133	Fulton Financial Corp		40,545
10,813	Genworth Financial Inc Class A (a)		70,825
10,771	Goldman Sachs Group Inc		974,022
535	Greenhill & Co Inc (b)		19,458
1,879	Hancock Holding Co		60,072
1,082	Hanover Insurance Group Inc		37,816
9,526	Hartford Financial Services Group Inc		154,797
2,423	HCC Insurance Holdings Inc		66,632

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Financial — (continued)
8,766	HCP Inc REIT	$	363,175
4,147	Health Care Inc REIT		226,136
1,547	Highwoods Properties Inc REIT		45,899
1,036	Home Properties Inc REIT		59,643
2,801	Hospitality Properties Trust REIT		64,367
15,346	Host Hotels & Resorts Inc REIT		226,660
11,293	Hudson City Bancorp Inc		70,581
18,778	Huntington Bancshares Inc		103,091
1,611	IntercontinentalExchange Inc (a)		194,206
1,423	International Bancshares Corp		26,091
9,640	Invesco Ltd		193,668
4,576	Janus Capital Group Inc		28,875
3,033	Jefferies Group Inc		41,704
962	Jones Lang LaSalle Inc		58,932
83,128	JPMorgan Chase & Co (c)		2,764,006
1,080	Kemper Corp		31,547
20,416	KeyCorp		156,999
8,659	Kimco Realty Corp REIT		140,622
2,748	Legg Mason Inc		66,089
2,421	Liberty Property Trust REIT (b)		74,760
6,542	Lincoln National Corp		127,046
6,771	Loews Corp		254,928
2,740	M&T Bank Corp		209,172
2,928	Macerich Co REIT		148,157
1,796	Mack-Cali Realty Corp REIT		47,935
11,661	Marsh & McLennan Cos Inc		368,721
805	Mercury General Corp		36,724
22,868	MetLife Inc		713,024
32,052	Morgan Stanley		484,947
2,821	NASDAQ OMX Group Inc (a)		69,143
2,197	National Retail Properties Inc REIT		57,957
9,555	New York Community Bancorp Inc		118,195
5,262	Northern Trust Corp		208,691
5,685	NYSE Euronext		148,378
5,538	Old Republic International Corp		51,337
2,311	Omega Healthcare Investors Inc REIT		44,718
8,045	People’s United Financial Inc		103,378
3,532	Plum Creek Timber Co Inc REIT		129,130
11,371	PNC Financial Services Group Inc		655,766
902	Potlatch Corp REIT		28,061
6,979	Principal Financial Group Inc		171,683
13,720	Progressive Corp		267,677
10,101	ProLogis Inc REIT		288,788
1,016	Prosperity Bancshares Inc		40,996
2,063	Protective Life Corp		46,541
10,496	Prudential Financial Inc		526,059
3,056	Public Storage REIT		410,910
2,246	Raymond James Financial Inc		69,536
2,683	Rayonier Inc REIT		119,742
2,683	Realty Income Corp REIT		93,798
1,885	Regency Centers Corp REIT		70,914
28,400	Regions Financial Corp		122,120
1,599	Reinsurance Group of America Inc		83,548
3,133	Senior Housing Properties Trust REIT		70,305
1,000	Signature Bank (a)		59,990
6,349	Simon Property Group Inc REIT		818,640

Shares			Value

Financial — (continued)
1,771	SL Green Realty Corp REIT	$	118,019
10,971	SLM Corp		147,011
1,048	StanCorp Financial Group Inc		38,514
10,764	State Street Corp		433,897
11,517	SunTrust Banks Inc		203,851
925	SVB Financial Group (a)		44,113
18,817	Synovus Financial Corp		26,532
5,515	T Rowe Price Group Inc		314,079
1,289	Taubman Centers Inc REIT		80,047
3,161	TCF Financial Corp		32,622
2,321	Torchmark Corp		100,708
1,305	Transatlantic Holdings Inc		71,423
9,165	Travelers Cos Inc		542,293
1,368	Trustmark Corp		33,229
4,810	UDR Inc REIT		120,731
6,672	Unum Group		140,579
41,583	US Bancorp		1,124,820
3,796	Valley National Bancorp (b)		46,957
6,333	Ventas Inc REIT		349,138
4,055	Vornado Realty Trust REIT		311,667
1,944	Waddell & Reed Financial Inc Class A		48,153
2,469	Washington Federal Inc		34,541
1,792	Webster Financial Corp		36,539
2,740	Weingarten Realty Investors REIT		59,787
115,341	Wells Fargo & Co (c)		3,178,798
666	Westamerica Bancorporation		29,237
11,729	Weyerhaeuser Co REIT		218,980
2,374	WR Berkley Corp		81,642
7,007	XL Group PLC		138,528
3,932	Zions Bancorporation		64,013

			37,728,097

Industrial — 11.38%
15,366	3M Co		1,255,863
911	Acuity Brands Inc		48,283
2,714	AECOM Technology Corp (a)		55,827
2,182	AGCO Corp (a)		93,761
7,458	Agilent Technologies Inc (a)		260,508
924	Alexander & Baldwin Inc		37,718
750	Alliant Techsystems Inc		42,870
3,513	AMETEK Inc		147,897
3,628	Amphenol Corp Class A		164,675
1,433	Aptargroup Inc		74,760
3,227	Avnet Inc (a)		100,327
3,471	Ball Corp		123,949
2,358	BE Aerospace Inc (a)		91,278
2,297	Bemis Co Inc		69,094
16,255	Boeing Co		1,192,304
1,135	Brink’s Co		30,509
1,340	Carlisle Cos Inc		59,362
14,142	Caterpillar Inc		1,281,265
3,551	CH Robinson Worldwide Inc		247,789
1,088	CLARCOR Inc		54,389
970	Clean Harbors Inc (a)		61,818
1,299	Con-way Inc		37,879
3,583	Cooper Industries PLC Class A		194,019
965	Crane Co		45,075
22,973	CSX Corp		483,811

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Industrial — (continued)
4,198	Cummins Inc	$	369,508
12,291	Danaher Corp		578,169
8,946	Deere & Co		691,973
1,594	Donaldson Co Inc		108,520
3,989	Dover Corp		231,561
7,340	Eaton Corp		319,510
16,106	Emerson Electric Co		750,379
1,455	Energizer Holdings Inc (a)		112,733
682	Esterline Technologies Corp (a)		38,172
4,092	Exelis Inc		37,033
4,667	Expeditors International of Washington Inc		191,160
6,912	FedEx Corp		577,221
3,429	FLIR Systems Inc		85,965
1,205	Flowserve Corp		119,681
3,794	Fluor Corp		190,649
3,416	Fortune Brands Home & Security Inc (a)		58,174
1,162	Gardner Denver Inc		89,544
1,061	GATX Corp		46,323
7,809	General Dynamics Corp		518,596
230,915	General Electric Co (c)		4,135,688
3,188	Gentex Corp		94,333
2,691	Goodrich Corp		332,877
1,412	Graco Inc		57,737
933	Granite Construction Inc		22,131
680	Greif Inc Class A		30,974
1,789	Harsco Corp		36,818
16,926	Honeywell International Inc		919,928
1,287	Hubbell Inc Class B		86,049
1,122	Huntington Ingalls Industries Inc (a)		35,096
1,866	IDEX Corp		69,247
10,608	Illinois Tool Works Inc		495,500
6,800	Ingersoll-Rand PLC Class A		207,196
894	Itron Inc (a)		31,978
2,046	ITT Corp		39,549
3,826	Jabil Circuit Inc		75,219
2,793	Jacobs Engineering Group Inc (a)		113,340
1,881	JB Hunt Transport Services Inc		84,777
2,284	Joy Global Inc		171,231
2,382	Kansas City Southern (a)		162,000
3,337	KBR Inc		93,002
1,837	Kennametal Inc		67,087
1,183	Kirby Corp (a)		77,889
2,249	L-3 Communications Holdings Inc		149,963
1,076	Landstar System Inc		51,562
3,040	Leggett & Platt Inc		70,042
939	Lennox International Inc		31,691
1,884	Lincoln Electric Holdings Inc		73,702
5,805	Lockheed Martin Corp		469,624
2,560	Louisiana-Pacific Corp (a)		20,659
996	Martin Marietta Materials Inc (b)		75,108
7,881	Masco Corp		82,593
692	Mettler-Toledo International Inc (a)		102,215
606	Mine Safety Appliances Co		20,071
2,851	Molex Inc		68,025
1,947	National Instruments Corp		50,525
1,236	Nordson Corp		50,898
7,354	Norfolk Southern Corp		535,812
5,718	Northrop Grumman Corp		334,389

Shares			Value

Industrial — (continued)
3,795	Owens-Illinois Inc (a)	$	73,547
2,284	Packaging Corp of America		57,648
2,469	Pall Corp		141,103
3,420	Parker Hannifin Corp		260,775
2,154	Pentair Inc		71,707
2,389	PerkinElmer Inc		47,780
3,110	Precision Castparts Corp		512,497
7,777	Raytheon Co		376,251
817	Regal-Beloit Corp		41,642
7,042	Republic Services Inc		194,007
1,531	Rock-Tenn Co Class A		88,339
3,134	Rockwell Automation Inc		229,942
3,289	Rockwell Collins Inc		182,112
2,051	Roper Industries Inc		178,170
1,146	Ryder System Inc		60,898
3,492	Sealed Air Corp		60,097
1,521	Shaw Group Inc (a)		40,915
1,048	Silgan Holdings Inc		40,495
1,303	Snap-on Inc		65,958
2,123	Sonoco Products Co		69,974
1,149	SPX Corp		69,250
3,661	Stanley Black & Decker Inc		247,484
1,838	Stericycle Inc (a)		143,217
9,400	TE Connectivity Ltd		289,614
886	Tech Data Corp (a)		43,777
2,332	Temple-Inland Inc		73,948
2,452	Terex Corp (a)		33,127
6,111	Textron Inc		112,992
8,239	Thermo Fisher Scientific Inc (a)		370,508
1,152	Thomas & Betts Corp (a)		62,899
1,166	Tidewater Inc		57,484
1,852	Timken Co		71,691
2,596	Trimble Navigation Ltd (a)		112,666
1,858	Trinity Industries Inc		55,851
850	Triumph Group Inc		49,683
10,300	Tyco International Ltd		481,113
10,565	Union Pacific Corp		1,119,256
21,247	United Parcel Service Inc Class B		1,555,068
19,686	United Technologies Corp		1,438,850
1,760	URS Corp (a)		61,811
2,327	UTi Worldwide Inc		30,926
500	Valmont Industries Inc		45,395
3,146	Vishay Intertechnology Inc (a)		28,283
1,062	Wabtec Corp		74,287
2,490	Waste Connections Inc		82,519
10,166	Waste Management Inc		332,530
2,031	Waters Corp (a)		150,396
869	Werner Enterprises Inc		20,943
1,311	Woodward Inc		53,659
1,192	Worthington Industries Inc		19,525
4,092	Xylem Inc		105,123
1,244	Zebra Technologies Corp Class A (a)		44,510

			31,228,668

Technology — 13.51%
13,940	Accenture PLC Class A		742,026
687	ACI Worldwide Inc (a)		19,676
1,919	Acxiom Corp (a)		23,431

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Technology — (continued)
10,617	Adobe Systems Inc (a)	$	300,143
12,961	Advanced Micro Devices Inc (a)		69,989
878	Advent Software Inc (a)		21,388
4,025	Akamai Technologies Inc (a)		129,927
3,939	Allscripts Healthcare Solutions Inc (a)		74,605
7,064	Altera Corp		262,074
6,520	Analog Devices Inc		233,286
1,991	ANSYS Inc (a)		114,045
20,327	Apple Inc (a)(c)		8,232,435
28,362	Applied Materials Inc		303,757
9,966	Atmel Corp (a)		80,725
5,098	Autodesk Inc (a)		154,622
3,843	BMC Software Inc (a)		125,974
10,507	Broadcom Corp Class A		308,486
2,613	Broadridge Financial Solutions Inc ADR		58,923
8,235	CA Inc		166,471
6,188	Cadence Design Systems Inc (a)		64,355
3,148	Cerner Corp (a)		192,815
4,144	Citrix Systems Inc (a)		251,624
6,553	Cognizant Technology Solutions Corp Class A (a)		421,423
3,494	Computer Sciences Corp		82,808
5,039	Compuware Corp (a)		41,925
967	Concur Technologies Inc (a)		49,114
2,363	Cree Inc (a)(b)		52,081
3,848	Cypress Semiconductor Corp		64,993
33,494	Dell Inc (a)		490,017
1,434	Diebold Inc		43,120
1,089	Dun & Bradstreet Corp		81,490
7,424	Electronic Arts Inc (a)		152,934
44,700	EMC Corp (a)		962,838
837	Fair Isaac Corp		29,998
2,769	Fairchild Semiconductor International Inc (a)		33,339
5,468	Fidelity National Information Services Inc		145,394
1,291	First Solar Inc (a)(b)		43,584
3,118	Fiserv Inc (a)		183,151
43,477	Hewlett-Packard Co		1,119,968
2,351	Informatica Corp (a)		86,822
3,443	Integrated Device Technology Inc (a)		18,799
111,404	Intel Corp (c)		2,701,547
25,781	International Business Machines Corp (c)		4,740,610
1,644	International Rectifier Corp (a)		31,926
2,877	Intersil Corp Class A		30,036
6,683	Intuit Inc		351,459
1,988	Jack Henry & Associates Inc		66,817
3,633	KLA-Tencor Corp		175,292
2,779	Lam Research Corp (a)		102,879
1,753	Lexmark International Inc Class A		57,972
4,963	Linear Technology Corp		149,039
11,975	LSI Corp (a)		71,251
589	Mantech International Corp Class A		18,400
5,160	MEMC Electronic Materials Inc (a)		20,330
1,774	Mentor Graphics Corp (a)		24,055

Shares			Value

Technology — (continued)
4,181	Microchip Technology Inc (b)	$	153,150
22,048	Micron Technology Inc (a)		138,682
1,699	MICROS Systems Inc (a)		79,139
163,743	Microsoft Corp (c)		4,250,768
2,742	MSCI Inc Class A (a)		90,294
3,551	NCR Corp (a)		58,449
7,929	NetApp Inc (a)		287,585
1,541	Novellus Systems Inc (a)		63,628
12,945	NVIDIA Corp (a)		179,418
86,063	Oracle Corp		2,207,516
2,505	Parametric Technology Corp (a)		45,741
4,561	Pitney Bowes Inc (b)		84,561
2,499	QLogic Corp (a)		37,485
36,764	QUALCOMM Inc		2,010,991
1,382	Quest Software Inc (a)		25,705
4,188	Red Hat Inc (a)		172,923
3,472	Riverbed Technology Inc (a)		81,592
2,462	Rovi Corp (a)		60,516
2,921	Salesforce.com Inc (a)		296,365
5,207	SanDisk Corp (a)		256,236
1,356	Semtech Corp (a)		33,656
1,065	Silicon Laboratories Inc (a)(b)		46,242
4,010	Skyworks Solutions Inc (a)		65,042
1,602	Solera Holdings Inc		71,353
3,025	Synopsys Inc (a)		82,280
3,606	Teradata Corp (a)		174,927
4,091	Teradyne Inc (a)		55,760
24,985	Texas Instruments Inc		727,313
2,278	VeriFone Systems Inc (a)		80,915
5,076	Western Digital Corp (a)		157,102
30,109	Xerox Corp		239,668
5,731	Xilinx Inc		183,736

			37,074,926

Utilities — 3.94%
14,014	AES Corp (a)		165,926
2,446	AGL Resources Inc		103,368
2,437	Alliant Energy Corp		107,496
5,333	Ameren Corp		176,682
10,526	American Electric Power Co Inc		434,829
3,075	Aqua America Inc		67,804
2,089	Atmos Energy Corp		69,668
873	Black Hills Corp		29,315
9,313	CenterPoint Energy Inc		187,098
1,375	Cleco Corp		52,388
5,445	CMS Energy Corp		120,226
6,386	Consolidated Edison Inc		396,124
4,351	Constellation Energy Group Inc		172,604
12,301	Dominion Resources Inc		652,937
3,623	DTE Energy Co		197,272
28,771	Duke Energy Corp		632,962
7,002	Edison International		289,883
3,877	Entergy Corp		283,215
14,321	Exelon Corp		621,102
9,018	FirstEnergy Corp		399,497
3,082	Great Plains Energy Inc		67,126
1,975	Hawaiian Electric Industries Inc		52,298
1,100	IDACORP Inc		46,651
1,681	Integrys Energy Group Inc		91,077

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Utilities — (continued)
4,077	MDU Resources Group Inc	$87,492
1,819	National Fuel Gas Co	101,100
9,232	NextEra Energy Inc	562,044
5,969	NiSource Inc	142,122
3,906	Northeast Utilities	140,889
5,202	NRG Energy Inc (a)	94,260
2,187	NSTAR	102,702
4,951	NV Energy Inc	80,949
2,151	OGE Energy Corp	121,983
4,947	Pepco Holdings Inc	100,424
8,690	PG&E Corp	358,202
2,309	Pinnacle West Capital Corp	111,248
1,845	PNM Resources Inc	33,634
12,599	PPL Corp	370,663
6,342	Progress Energy Inc	355,279
11,045	Public Service Enterprise Group Inc	364,596
3,898	Questar Corp	77,414
2,463	SCANA Corp	110,983
5,217	Sempra Energy	286,935
18,850	Southern Co	872,567
2,687	Southern Union Co	113,150
4,710	TECO Energy Inc	90,149
2,526	UGI Corp	74,264
1,715	Vectren Corp	51,844
2,422	Westar Energy Inc	69,705
1,151	WGL Holdings Inc	50,897
5,116	Wisconsin Energy Corp	178,855
10,410	Xcel Energy Inc	287,732

		10,809,630

TOTAL COMMON STOCK — 99.11%
(Cost $227,068,479)		$272,027,872

Principal Amount		Value

SHORT TERM INVESTMENTS
395,000	U.S. Treasury Bills(d)
	0.03%, 03/22/2012	394,978

TOTAL SHORT TERM INVESTMENTS — 0.14%
(Cost $394,978)		$394,978

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$236,095	Undivided interest of 18.78% in a repurchase agreement (principal amount/value $1,258,744 with a maturity value of $1,258,745) with RBC Capital Markets Corp, 0.01%, dated 12/30/11, to be repurchased at $236,095 on 1/3/12, collateralized by U.S. Treasury, 0.00% - 4.25%, 8/15/12 - 11/15/40, with a value of $1,283,919.	$236,095

794,855	Undivided interest of 3.73% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $794,855 on 1/3/12, collateralized by Freddie Mac, 2.13% - 5.94%, 6/1/24 - 3/1/41, with a value of $21,726,050.	794,855

993,568	Undivided interest of 7.97% in a repurchase agreement (principal amount/value $12,478,256 with a maturity value of $12,478,367) with RBS Securities Inc, 0.08%, dated 12/30/11, to be repurchased at $993,568 on 1/3/12, collateralized by Freddie Mac, 2.50% - 8.00%, 4/1/12 - 10/1/47, with a value of $12,727,957.	993,568

TOTAL SECURITIES LENDING
COLLATERAL — 0.74%
(Cost $2,024,518)		$2,024,518

TOTAL INVESTMENTS — 99.99%
(Cost $229,487,975)		$274,447,368

OTHER ASSETS & LIABILITIES, NET — 0.01%		$24,428

TOTAL NET ASSETS — 100.00%		$274,471,796

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at December 31, 2011.
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of December of 31, 2011

At December 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

S&P Mid 400 Emini Long Futures	2	$175,460	March 2012	$(1,650)

S&P 500® Emini Long Futures	33	$2,066,790	March 2012	$4,198

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Stock Index Portfolio

ASSETS:
Investments in securities, market value (including $1,986,441 of securities on loan)(a)	$274,447,368
Cash	1,544,396
Dividends receivable	400,011
Subscriptions receivable	250,286
Receivable for investments sold	13,254

Total Assets	276,655,315

LIABILITIES:
Payable to investment adviser	138,336
Payable upon return of securities loaned	2,024,518
Redemptions payable	12,130
Variation margin on futures contracts	8,535

Total Liabilities	2,183,519

NET ASSETS	$274,471,796

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,502,588
Paid-in capital in excess of par	238,723,834
Net unrealized appreciation on investments and futures contracts	44,961,941
Accumulated net realized loss on investments and futures contracts	(10,716,567)

TOTAL NET ASSETS	$274,471,796

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	15,025,878

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$18.27

(a) Cost of investments	$229,487,975

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Stock Index Portfolio

INVESTMENT INCOME:
Interest	$871
Income from securities lending	21,937
Dividends	5,816,311

Total Income	5,839,119

EXPENSES:
Management fees	1,729,160

Total Expenses	1,729,160

NET INVESTMENT INCOME	4,109,959

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,703,295
Net realized loss on futures contracts	(79,330)
Change in net unrealized depreciation on investments	(2,593,951)
Change in net unrealized depreciation on futures contracts	(96,417)

Net Realized and Unrealized Loss on Investments and Future Contracts	(66,403)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,043,556

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Stock Index Portfolio

OPERATIONS:
Net investment income	$4,109,959	$4,089,664
Net realized gain on investments	2,703,295	2,488,762
Net realized gain (loss) on futures contracts	(79,330)	113,703
Change in net unrealized appreciation (depreciation) on investments	(2,593,951)	34,412,888
Change in unrealized appreciation (depreciation) on futures contracts	(96,417)	51,132

Net Increase in Net Assets Resulting from Operations	4,043,556	41,156,149

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,021,107)	(4,065,471)
From net realized gains	(529,235)	–

Total Distributions	(4,550,342)	(4,065,471)

CAPITAL SHARE TRANSACTIONS:
Shares sold	33,967,122	29,168,167
Shares issued in reinvestment of distributions	4,550,342	4,065,471
Shares redeemed	(63,252,563)	(63,020,324)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,735,099)	(29,786,686)

Total Increase (Decrease) in Net Assets	(25,241,885)	7,303,992

NET ASSETS:
Beginning of year	299,713,681	292,409,689

End of year	$274,471,796	$299,713,681

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,828,712	1,717,721
Shares issued in reinvestment of distributions	249,623	238,575
Shares redeemed	(3,389,432)	(3,753,651)

Net Decrease	(1,311,097)	(1,797,355)

  See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Stock Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$18.35	$16.12	$12.93	$21.71	$22.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	0.25	0.24	0.31	0.31
Net realized and unrealized gain (loss)	(0.05)	2.23	3.19	(8.32)	0.84

Total Income (Loss) From Investment Operations	0.22	2.48	3.43	(8.01)	1.15

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.25)	(0.24)	(0.31)	(0.31)
From net realized gains	(0.03)	–	–	(0.46)	(1.62)

Total Distributions	(0.30)	(0.25)	(0.24)	(0.77)	(1.93)

NET ASSET VALUE, END OF YEAR	$18.27	$18.35	$16.12	$12.93	$21.71

TOTAL RETURN(a)	1.21%	15.48%	26.76%	(37.26%)	5.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$274,472	$299,714	$292,410	$255,348	$464,318
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.43%	1.44%	1.76%	1.69%	1.33%
Portfolio turnover rate	6%	5%	13%	7%	8%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$268,535,501	$—	$—	$268,535,501
Foreign Common Stock	3,492,371	—	—	3,492,371
Short Term Investments	—	394,978	—	394,978
Securities Lending Collateral	—	2,024,518	—	2,024,518

Total	$272,027,872	$2,419,496	$0	$274,447,368

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	8,535	—	—	8,535

Total	$8,535	$0	$0	$8,535

Total Investments(a)	$272,019,337	$2,419,496	$0	$274,438,833

(a)  Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $18,599,957 and $42,185,251, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $239,168,565. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $88,458,211 and gross depreciation of securities in which there was an excess of tax cost over value of $53,179,408 resulting in net appreciation of $35,278,803.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$8,535

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized loss on futures contracts	($79,330)	Change in net unrealized depreciation on futures contracts	($96,417)

The number of futures contracts held at December 31, 2011 is representative of futures contracts activity during the year ended December 31, 2011.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $1,986,441 and received collateral of $2,024,518 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$4,004,972	$4,052,805
Long-term capital gain	545,370	12,666

	$4,550,342	$4,065,471

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	16,535

Net accumulated earnings	16,535

Net unrealized appreciation on investments and futures contracts	35,278,803
Capital loss carryforwards	-
Post-October losses	(1,049,964)

Tax composition of capital	$34,245,374

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $88,851 from undistributed net investment income to accumulated net realized loss on investments and futures contracts. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio did not utilize any capital loss carryforwards and did not have any available for federal income tax purposes.

8. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

9. LEGAL PROCEEDINGS

Two lawsuits have been filed relating to the Portfolio’s investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, the Fund and MCM were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, the Fund was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by the Fund, MCM, or the Portfolio, and the Fund, MCM, and the Portfolio intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value. The value of the proceeds received by the Portfolio in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Portfolio’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Portfolio was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Portfolio, and the Portfolio intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Portfolio, the payment of such judgments or settlements could have a material adverse effect on the Portfolio’s net asset value. The value of the proceeds received by the Portfolio in connection with the leveraged buyout was approximately $398,688.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Stock Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures .We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

    (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012